Segment reporting - Revenue by major product categories (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Segment reporting
Total lease cost	$ 39,289,951	$ 28,363,963	$ 28,643,293
Shiitake
Segment reporting
Total lease cost	20,494,362	15,098,877	15,959,742
Mu Er
Segment reporting
Total lease cost	16,524,723	12,082,365	11,398,566
Other edible fungi and other agricultural products
Segment reporting
Total lease cost	$ 2,270,866	$ 1,182,721	$ 1,284,985